Insurance Contract Receivables and Payables - Insurance Contract Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance Contracts [Abstract]
Insurance premiums receivable	$ 3,325.0	$ 2,949.8	$ 2,752.3
Reinsurance premiums receivable	1,176.0	1,082.1	$ 1,086.4
Funds withheld receivable	753.7	800.9
Other	211.0	307.5
Provision for uncollectible receivables	(30.7)	(29.6)
Insurance contract receivables	5,435.0	5,110.7
Current	4,921.5	4,467.1
Non-current	$ 513.5	$ 643.6